Related Party Disclosures (Details) - Schedule of the Transactions with Related Parties During the Financial Year - MYR (RM)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Ultimate Holdings Company [Member]
Ultimate holdings company
Management fee#		RM (704,000)
Project Management fee income		850,000
Related Companies [Member]
Ultimate holdings company
Project Management fee income	29,105,000	6,850,000
Rendering of information technology system		722,595
Project management fee expenses&	(2,903,333)	(1,893,001)
Related parties [member]
Ultimate holdings company
Rendering of information technology system		154,000,000
Renovation work expenses	RM (1,200,000)